UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:                                                         Schedule of Investments

Credit Suisse Cash Reserve Fund

Schedule of Investments

March 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (34.8%)
ASSET BACKED (34.8%)
$15,598	Altius I Funding Corp.	(A-1+, P-1)	04/16/07	5.340	$15,563,749
20,311	Amstel Funding Corp.	(A-1+, P-1)	05/21/07	5.334	20,164,450
2,401	Buckingham CDO III LLC	(A-1+, P-1)	04/05/07	5.323	2,399,590
10,000	Buckingham CDO LLC	(A-1+, P-1)	04/25/07	5.326	9,964,667
10,000	Citius I Funding LLC	(A-1+, P-1)	04/23/07	5.325	9,967,611
15,000	Citius II Funding LLC	(A-1+, P-1)	04/03/07	5.317	14,995,592
23,500	Davis Square Funding V Corp.	(A-1+, P-1)	04/05/07	5.338	23,486,083
23,000	KKR Atlantic Funding Trust	(A-1+, P-1)	04/30/07	5.346	22,901,432
5,245	Liberty Harbour CDO, Inc.	(A-1+, P-1)	04/20/07	5.324	5,230,356
12,332	Mica Funding LLC	(A-1+, P-1)	04/20/07	5.334	12,297,440
20,000	Park Granada LLC	(A-1+, P-1)	04/09/07	5.308	19,976,600
10,000	Stanfield Victoria Funding LLC	(A-1+, P-1)	04/25/07	5.360	9,965,200
20,000	Witherspoon CDO Funding LLC##	(A-1+, P-1)	04/16/07	5.330	19,955,792
TOTAL COMMERCIAL PAPER (Cost $186,868,562)					186,868,562

CERTIFICATES OF DEPOSIT (7.3%)
Banking (7.3%)
10,000	Barclays Bank PLC	(A-1+, P-1)	01/29/08	5.375	10,000,000
2,000	Mercantile Safe Deposit & Trust##	(AA, A1)	05/22/07	5.280	1,999,914
14,000	Societe Generale	(A-1+, P-1)	01/09/08	5.400	14,000,000
13,000	Unicredito Italiano ##	(A-1, P-1)	09/11/07	5.310	12,999,590
TOTAL CERTIFICATES OF DEPOSIT (Cost $38,999,504)					38,999,504

CORPORATE OBLIGATION (2.4%)
Finance (2.4%)
13,000	CC USA, Inc., Series MTN, Notes (Cost $13,000,000)	(AAA, Aaa)	06/18/07	5.520	13,000,000

VARIABLE RATE CORPORATE OBLIGATIONS (47.5%)
Asset Backed (1.4%)
7,500	Cheyne High Grade CDO, Ltd., Series 2004-1A, Class AM2##	(A-1+, P-1)	11/13/07	5.370	7,500,000

Finance (35.4%)
10,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.310	10,000,000
19,000	BNP Paribas, Notes##	(AA, Aa2)	02/19/08	5.330	19,000,845
15,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3##	(AAA, Aaa)	04/13/07	5.310	15,000,000
10,000	CIT Group, Inc., Series MTN, Global Senior Unsecured Notes##	(A, A2)	08/24/07	5.430	10,003,231
5,000	Counts Series 2007-1, Secured Notes##	(AAA, Aaa)	02/06/08	5.346	5,000,000
20,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/07/07	5.290	19,998,000
10,000	Five Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	09/13/07	5.310	9,999,437
10,000	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	06/22/07	5.410	10,001,981
14,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	09/10/07	5.300	13,999,782
15,000	Holmes Master Issuer PLC, Series 2006-1A, Class 1A##	(AAA, Aaa)	10/15/07	5.300	15,000,000
20,000	HSBC Finance Corp., Series EXL, Notes##	(AA-, Aa3)	03/06/08	5.330	20,006,136
10,000	Merrill Lynch & Co., Series MTN5, Notes##	(AA-, Aa3)	07/11/07	5.570	10,007,370
8,500	Merrill Lynch & Company, Inc., Series MTNC, Notes##	(AA-, NR)	10/19/07	5.485	8,506,663
23,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/28/07	5.330	22,998,481
					189,521,926
Insurance (10.7%)
15,000	Allstate Life Global Funding Trust Senior Notes##	(AAA, Aa2)	04/04/08	5.285	15,000,000
9,700	Hartford Life Global Funding, Notes##	(AA-, Aa3)	03/14/08	5.320	9,699,542
22,800	Metropolitan Life Global Funding I##	(AA, Aa2)	03/27/08	5.420	22,828,357
10,000	Monumental Global Funding II, Bonds##	(AA, Aa3)	12/20/07	5.330	10,000,000
					57,527,899
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $254,549,825)					254,549,825

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

REPURCHASE AGREEMENT (7.8%)
$41,559	Goldman Sachs Tri Party Repo (Agreement dated 3/30/2007 to be repurchased at $41,577,494, collateralized by $29,950,778 Freddie Mac Note, 6.88% due 09/15/10 and $11,608,988 Fannie Mae Note, 5.70% due 10/05/21. Market Value of collateral is $42,390,960) (Cost $41,559,000)	(A-1+, P-1)	04/02/07	5.340	$41,559,000

TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $534,976,891)					534,976,891

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)					1,267,956

NET ASSETS (100.0%)					$536,244,847

Average Weighted Maturity - 42 days (unaudited)

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTNC = Medium Term Note, Series C

MTN5 = Medium Term Note, Series 5

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
##	The interest rate is as of March 31, 2007 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation — The net asset value of the Fund is generally determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, with certain exceptions as set forth in the prospectus. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost involves valuing a Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                         Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                         Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007